Workers' Compensation And Black Lung (Summary Of Black Lung And Workers' Compensation Expenses) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 385	$ 378	$ 491
Interest cost	186	231	312
Actuarial (gain)/loss	(945)	622	(1,723)
Total	426	314	803
Black Lung Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	736	1,215	156
Interest cost	469	466	110
Actuarial (gain)/loss	(1,584)	693	1,231
Total	(379)	2,374	1,497
Workers Compensation [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	2,743	1,018	4,049
Workers' Compensation And Black Lung Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	$ 2,364	$ 3,392	$ 5,546